Organization and principle activities	12 Months Ended
Dec. 31, 2022
Organization and principle activities
Organization and principle activities

1. Organization and principal activities

DiDi Global Inc. (the “Company”), previously named Xiaoju Science and Technology Limited, was incorporated under the laws of the Cayman Islands on January 11, 2013 and is primarily engaged in operating its global mobility technology platform that provides a range of mobility services as well as other services in the People’s Republic of China (“PRC” or “China”) and across overseas countries including Brazil, Mexico, etc. through its consolidated subsidiaries, variable interest entities (“VIE”s) and VIEs’ subsidiaries (collectively, the “Group”).

The Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are described as follows:

	Country/Place	Percentage of direct or
	and	indirect
	date of	economic benefits ownership
	incorporation/	December 31,
Companies	establishment	2021	2022
Major Subsidiaries
Marvelous Yarra Limited	BVI March 20, 2017	100%	100%
Holly Universal Limited	BVI, January 6, 2017	100%	100%
DiDi (HK) Science and Technology Limited	Hong Kong, August 2, 2013	100%	100%
Xiaoju Science and Technology (Hong Kong) Limited	Hong Kong, January 29, 2013	100%	100%
Beijing DiDi Infinity Technology and Development Co., Ltd.	PRC, May 6, 2013	100%	100%

Major VIEs (Including VIEs’ Subsidiaries)
Beijing Xiaoju Science and Technology Co., Ltd.	PRC, July 10, 2012	100%	100%
DiDi Chuxing Science and Technology Co., Ltd.	PRC, July 29, 2015	100%	100%
Beijing DiDi Chuxing Technology Co., Ltd.	PRC, December 5, 2018	100%	100%